Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Retail Shares
Shareholder Report [Line Items]
Fund Name	Hardman Johnston International Growth Fund
Class Name	Retail Shares
Trading Symbol	HJIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hardman Johnston International Growth Fund (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://hardmanjohnstonfunds.com/literature/. You can also request this information by contacting us at 1-833-627-6668.
Additional Information Phone Number	1-833-627-6668
Additional Information Website	https://hardmanjohnstonfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Retail Shares	$65	1.25%
[1]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Net Assets	$ 155,928,406
Holdings Count | $ / shares	25
Advisory Fees Paid, Amount	$ 419,581
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$155,928,406
Number of Holdings	25
Net Advisory Fee Paid	$419,581
Portfolio Turnover Rate	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(% of Net Assets)
Infineon Technologies AG	6.6%
STMicroelectronics NV	6.3%
Prysmian SpA	6.1%
Sandoz Group AG	5.6%
Taiwan Semiconductor Manufacturing Co. Ltd	5.6%
Cameco Corp.	5.1%
Standard Chartered PLC	5.0%
ASML Holding NV	5.0%
Mitsubishi Heavy Industries Ltd	4.9%
AstraZeneca PLC	4.4%

Top Sectors*	(% of Net Assets)
Industrials	31.7%
Information Technology	22.7%
Health Care	14.5%
Financials	10.9%
Energy	9.2%
Consumer Discretionary	7.8%
Cash & Other	3.2%
[2]
Updated Prospectus Web Address	https://hardmanjohnstonfunds.com/literature/
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Hardman Johnston International Growth Fund
Class Name	Institutional Shares
Trading Symbol	HJIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hardman Johnston International Growth Fund (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://hardmanjohnstonfunds.com/literature/. You can also request this information by contacting us at 1-833-627-6668.
Additional Information Phone Number	1-833-627-6668
Additional Information Website	https://hardmanjohnstonfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Shares	$52	1.00%
[3]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 155,928,406
Holdings Count | $ / shares	25
Advisory Fees Paid, Amount	$ 419,581
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$155,928,406
Number of Holdings	25
Net Advisory Fee Paid	$419,581
Portfolio Turnover Rate	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(% of Net Assets)
Infineon Technologies AG	6.6%
STMicroelectronics NV	6.3%
Prysmian SpA	6.1%
Sandoz Group AG	5.6%
Taiwan Semiconductor Manufacturing Co. Ltd	5.6%
Cameco Corp.	5.1%
Standard Chartered PLC	5.0%
ASML Holding NV	5.0%
Mitsubishi Heavy Industries Ltd	4.9%
AstraZeneca PLC	4.4%

Top Sectors*	(% of Net Assets)
Industrials	31.7%
Information Technology	22.7%
Health Care	14.5%
Financials	10.9%
Energy	9.2%
Consumer Discretionary	7.8%
Cash & Other	3.2%
[4]
Updated Prospectus Web Address	https://hardmanjohnstonfunds.com/literature/

[1]
1	Annualized

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
1	Annualized

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.